Shareholders' Equity (Details) - USD ($)																								12 Months Ended
		May 21, 2026	May 18, 2026	May 12, 2026	May 11, 2026	Apr. 14, 2026	Jan. 23, 2026	Dec. 26, 2025	Dec. 08, 2025	Dec. 03, 2025	Oct. 31, 2025	Oct. 13, 2025	Sep. 17, 2025	Aug. 14, 2025	Jan. 14, 2025	Nov. 27, 2024	Oct. 31, 2024	Oct. 30, 2024	Sep. 20, 2024	Mar. 08, 2024	Jan. 26, 2024	Nov. 28, 2022	Aug. 05, 2022	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024		Jun. 02, 2026
Shareholders’ Equity [Line Items]
Ordinary shares of par value (in Dollars per share)																								$ 0.32	$ 0.0025
Pre consolidation issued																								4,000,000
Public units issued																			4,000,000
Unit issued price per share (in Dollars per share)																			$ 3
Gross proceeds (in Dollars)										$ 5,000,000																	$ 8,975,416
Validity period of warrant																								5 years
Stock reverse split, description		128-to-1				On August 14, 2026, the Company effected a reverse stock split at a ratio of 20-to-1. All share-counts, weighted-average shares outstanding and earnings-per-share data for all periods presented within the consolidated financial statements and accompanying notes have been retrospectively adjusted to give effect to this 20-to-1 reverse stock-split.								On August 14, 2026, the Company effected a reverse stock split at a ratio of 20-to-1.	25-to-1									Due to the impact of the stock reverse split on January 14, 2025, May 21, 2026 and August 14, 2026, the number of shares to be exchanged in the company's above-mentioned issued portfolio needs to be reduced at a ratio of 25 to 1, 128 to 1 and 20 to 1, respectively.
Split shares																								63
Price per share (in Dollars per share)			$ 0.0025
Issuance of shares value																								$ 12,269,841	1,314,949		8,413,396
Exercise of warrants (in Dollars)																								655,805	3,693,843
Fair value of warrants (in Dollars)																								1,414	104,433
Statutory reserves (in Dollars)																								$ 7,318
Fair value of warrants issuance																			$ 10,559,739
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Issuance of shares				6,641	6,641
Number of units issued in each unit																								1
Pre-funded warrants (in Dollars per share)				$ 6.66																				$ 0.0001
Split shares				16,999,998	16,999,998
Price per share (in Dollars per share)				$ 0.0026
Warrants exercise price				$ 6.66																				$ 0.0001
Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Issuance of shares																								1
Number of units issued in each unit																								1
Split shares								12,500,000								3,998,000
Exchanged shares								4,883								62	55
Exchange amount (in Dollars)																$ 918,183
Number of remaining unexercised warrants																								80
Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Issuance of shares											55		7											1
Number of units issued in each unit																								1
Split shares											3,497,241		31,390
Exchanged shares																2,441
Exchange amount (in Dollars)													$ 103,019
Exercise of warrants (in Dollars)											$ 2,775,660
Number of remaining unexercised warrants																								440
Warrant [Member]
Shareholders’ Equity [Line Items]
Exchange amount (in Dollars)	[1]																							$ 103,019	3,693,843
Fair value of warrants (in Dollars)																								1,414	104,433
Fair value of warrants issuance	[2]																								$ 10,559,739
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of shares	[3]																							23,622	63	[4]	43	[4]
Price per share (in Dollars per share)										$ 0.8
Total purchase price (in Dollars)										$ 2,048
Issuance of shares value	[3]																							$ 151,181	$ 400	[4]	$ 276	[4]
Exercise of warrants (in Dollars)	[3]																							$ 552,786	3,584	[4]
Box Capital Inc [Member]
Shareholders’ Equity [Line Items]
Issuance of shares																		5
Split shares																		340,910
Accredited Investors [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)				$ 6,460,000
Accredited Investors [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Split shares				16,999,998
Warrants				6,641
Accredited Investors [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Issuance of shares										4,883
Split shares										12,500,000
Mr. Zhen Fan [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued, price per share (in Dollars per share)			46.08
Price per share (in Dollars per share)			$ 0.018
Holders [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Issuance of shares													7
Split shares													31,390
China [Member]
Shareholders’ Equity [Line Items]
Percentage of after tax																								10.00%
Percentage of registered capital																								50.00%
Statutory reserves (in Dollars)																								$ 7,318
Restricted net assets of foreign subsidiaries (in Dollars)																								$ 1,082,684	$ 755,505
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Voting rights held by each shares of common stock																							one
Common stock, shares issued																								95,232	862
Issuance of shares					3,516			17,578		2,441			31
Number of units issued in each unit																								1
Pre-funded warrants (in Dollars per share)				$ 10.355																				$ 0.6
Split shares				176,034,979	9,000,000					6,250,000			79,842
Sale of shares												5,217,391
Total purchase price (in Dollars)												$ 1,200,000
Shares exchanged								45,000,000
Warrants exercise price				$ 10.355																				0.6
Class A Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Authorized share capital																													100,000,000,000,000
Ordinary shares of par value (in Dollars per share)																													$ 0.32
Class A Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Issuance of shares				68,764
Split shares				176,034,979
Warrants				68,764
Class A Ordinary Shares [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Pre-funded warrants (in Dollars per share)																								3
Warrants exercise price																								$ 3
Class A Ordinary Shares [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Issuance of shares													79,842
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Issuance of shares										4,883
Split shares										12,500,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of shares																312	219
Split shares																19,990,000	13,988,964
Price per share (in Dollars per share)												$ 0.0025
Class A Ordinary Shares [Member] | Haoxi’s [Member]
Shareholders’ Equity [Line Items]
Authorized share capital																							2,344
Pre consolidation shares authorized																							150,000,000
Ordinary shares of par value (in Dollars per share)																							$ 6.4
Pre-split par value (in Dollars per share)																							$ 0.0001
Class A Ordinary Shares [Member] | Mr. Lei Xu and Four Other Shareholders [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued																							121
Pre consolidation issued																							7,730,000
Class A Ordinary Shares [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Ordinary shares of par value (in Dollars per share)												$ 6.4
Common stock, shares issued																						70
Pre consolidation issued																						4,480,000
Issuance of shares					68,764					17,578		2,038
Split shares					176,034,979					45,000,000
Class A Ordinary Shares [Member] | Public [Member]
Shareholders’ Equity [Line Items]
Issuance of shares																			63
Split shares																			4,000,000
Class A Ordinary Shares [Member] | Aegis Capital Corp [Member]
Shareholders’ Equity [Line Items]
Issuance of shares value							$ 80,000,000
Class A Ordinary Shares [Member] | Accredited Investors [Member]
Shareholders’ Equity [Line Items]
Issuance of shares				3,516
Split shares				9,000,000
Class B Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Voting rights held by each shares of common stock																							10
Common stock, shares issued																								15,895	270
Pre-funded warrants (in Dollars per share)																								$ 0.0001
Warrants exercise price																								$ 0.0001
Class B Ordinary Share [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Authorized share capital																													10,000,000,000,000
Ordinary shares of par value (in Dollars per share)																													$ 0.32
Class B Ordinary Share [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Voting rights held by each shares of common stock									30
Class B Ordinary Share [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Voting rights held by each shares of common stock									10
Class B Ordinary Share [Member] | Haoxi’s [Member]
Shareholders’ Equity [Line Items]
Authorized share capital																							781
Pre consolidation shares authorized																							50,000,000
Ordinary shares of par value (in Dollars per share)																							$ 6.4
Pre-split par value (in Dollars per share)																							$ 0.0001
Class B Ordinary Share [Member] | Mr. Fan Zhen [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued																							270
Pre consolidation issued																							17,270,000
Class B Ordinary Share [Member] | Mr. Zhen Fan [Member]
Shareholders’ Equity [Line Items]
Issuance of shares			15,625
Common stock, shares issued, price per share (in Dollars per share)			$ 6.4
Split shares			40,000,000
Price per share (in Dollars per share)			$ 0.0025
IPO [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)																			$ 12,000,000
IPO [Member] | Class A Ordinary Shares [Member] | NASDAQ CAPITAL MARKET [Member]
Shareholders’ Equity [Line Items]
Pre consolidation issued																					2,400,000
Issuance of shares																					38
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Pre consolidation issued																				360,000
Issuance of shares																				6
Common stock, shares issued, price per share (in Dollars per share)																				$ 4
Issuance of shares value																				$ 256,000

[1]

On November 27, 2024, the holder exchanged a total of 62 Series A warrants (3,998,000 before the splits) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 55(Pre-consolidations 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $2,775,660.

On September 17, 2025, the Holders exercised an aggregate of 7(Pre-consolidations 31,390 ) Series B warrants through an alternative cashless exercise option, and the Company issued 31(Pre-consolidations 79,842) Class A ordinary shares on the same day. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $103,019.

[2]

On September 20, 2024, the Company issued 63(Pre-consolidations 4,000,000) units to public, and each unit in such offering included one Class A Ordinary Share, one Series A warrant and one Series B warrant. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $10,559,739.

On December 3, 2025, the Company issued and sold 2,441(Pre-consolidations 6,250,000) Class A ordinary shares accompanying warrants of 4,883(Pre-consolidations 12,500,000) shares to several accredited investors. The investors exercised all of the warrants within the following few days, pursuant to which the Company issued 17,578(Pre-consolidations 45,000,000) Class-A ordinary shares on December 26, 2025.

On May 11, 2026, the Company issued and sold 3,516(Pre-consolidations 9,000,000) Class A ordinary shares accompanying Pre-Funded Warrants of 6,641(Pre-consolidations 16,999,998) shares to several accredited investors. The investors exercised all of the warrants within the following few days, pursuant to which the Company issued 68,764 (Pre-consolidations 176,034,979) Class-A ordinary shares in May, 2026.

[3]	Retrospectively restated for effect of reverse share split on January 14, 2025, May 21, 2026 and August 14, 2026, respectively for share-count and earnings-per-share data only. The historical legal capital information reflects the legal position at each respective balance sheet date before retrospective adjustment (see Notes 12 and 16). On July 6, 2026, the Company approved a statutory share capital reduction, a non-adjusting subsequent event not reflected in the closing share capital balance (see Note 16).
[4]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).